Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”), we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our CD&A for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
The Pay Versus Performance table below summarizes the compensation values both previously reported in our Summary Compensation Table and as required to be adjusted by the rules adopted by the SEC pursuant to the Dodd-Frank Act for the 2025, 2024, 2023, 2022, and 2021 calendar years.
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Invested Based on:		Midland Net Income (in millions)	Company- Selected Measure
					Midland Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)		Midland Adjusted Earnings Per Share (EPS)(6)
2025	$1,532,241	$1,465,290	$937,534	$992,160	$154.12	$145.06	$(124.28)	2025
2024	$1,466,243	$1,219,797	$718,492	$626,447	$165.47	$138.72	$38.04	2024
2023	$1,633,785	$1,733,495	$754,918	$803,689	$177.43	$121.01	$61.16	2023
2022	$1,777,733	$1,851,719	$825,247	$857,590	$162.56	$120.97	$100.24	2022
2021	$1,581,174	$1,806,916	$805,976	$903,099	$145.14	$134.24	$81.32	2021

(1)
Mr. Ludwig served as Midland’s CEO for 2021 through 2025. Messrs. Mefford and Lemke served as non-CEO NEOs for 2021 through 2025. Mr. Stewart was an NEO for 2021 through 2022 and Mr. Tucker was an NEO for 2021 through 2024. Mr. Casey was an NEO for 2023 through 2025. Mr. Jameson was an NEO for 2025. The dollar amounts reported are from the “Total” column of the Summary Compensation Table for the CEO and the average of such column for non-CEO NEOs for each reported fiscal year.

(2)
The dollar amounts reported represent CAP, as calculated in accordance with SEC rules. For additional information with respect to the calculation of CAP for 2025, see the section titled “Calculation of Compensation Actually Paid” below.

(3)
Reflects the cumulative total shareholder return (“TSR”) of Midland, as provided by S&P Cap IQ, as of the last day of each reported fiscal year, based on an initial fixed investment of $100 on December 31, 2020.

(4)
Reflects the cumulative total shareholder return of the S&P Small Cap 600 Banks Index, as of the last day of each reported fiscal year, based on an initial fixed investment of $100 on December 31, 2020. The S&P Small Cap 600 Banks Index is the peer group used in Midland’s Annual Report on Form 10-K for the years ended December 31, 2025 and 2024.

(5)
As previously disclosed, the Company restated its consolidated financial statements (i) as of and for the year ended December 31, 2023 and (ii) for the year ended December 31, 2022, to correct certain errors, as presented in the audited financial statements as of and for the year ended December 31, 2024 included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on July 1, 2025. The Net Income and Adjusted EPS metrics in this table have been revised for those years. While the Company’s financial statements for the year ended December 31, 2021 were also affected by these errors, the Company is not required to restate those financial statements, and accordingly the data for that year remains as previously reported.

(6)
Adjusted earnings per share (“Adjusted EPS”) is the Company-Selected Measure and is a non-GAAP financial measure. As calculated from Midland’s audited financial statements, Adjusted EPS equals our earnings, as adjusted for certain items, including loss on sales of investment securities, net, and gain on repurchase of subordinated debt.

Calculation of Compensation Actually Paid
To calculate the amount of CAP to our CEO and non-CEO NEOs for 2025 in the table above according to SEC rules, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table for 2025.
	2025
	Ludwig, Jeffrey G.	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$1,532,241	$937,534
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(562,322)	$(389,692)
Year-end fair value of unvested awards granted in the current year	$813,140	$527,122
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(134,621)	$(46,498)
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(247,869)	$(67,695)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$64,721	$31,389
Total Adjustments for Equity Awards	$(66,951)	$54,627
Compensation Actually Paid (as calculated)	$1,465,290	$992,160

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote
(1)
Mr. Ludwig served as Midland’s CEO for 2021 through 2025. Messrs. Mefford and Lemke served as non-CEO NEOs for 2021 through 2025. Mr. Stewart was an NEO for 2021 through 2022 and Mr. Tucker was an NEO for 2021 through 2024. Mr. Casey was an NEO for 2023 through 2025. Mr. Jameson was an NEO for 2025. The dollar amounts reported are from the “Total” column of the Summary Compensation Table for the CEO and the average of such column for non-CEO NEOs for each reported fiscal year.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative total shareholder return of the S&P Small Cap 600 Banks Index, as of the last day of each reported fiscal year, based on an initial fixed investment of $100 on December 31, 2020. The S&P Small Cap 600 Banks Index is the peer group used in Midland’s Annual Report on Form 10-K for the years ended December 31, 2025 and 2024.

PEO Total Compensation Amount	$ 1,532,241	$ 1,466,243	$ 1,633,785	$ 1,777,733	$ 1,581,174
PEO Actually Paid Compensation Amount	$ 1,465,290	1,219,797	1,733,495	1,851,719	1,806,916
Adjustment To PEO Compensation, Footnote
Calculation of Compensation Actually Paid
To calculate the amount of CAP to our CEO and non-CEO NEOs for 2025 in the table above according to SEC rules, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table for 2025.
	2025
	Ludwig, Jeffrey G.	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$1,532,241	$937,534
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(562,322)	$(389,692)
Year-end fair value of unvested awards granted in the current year	$813,140	$527,122
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(134,621)	$(46,498)
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(247,869)	$(67,695)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$64,721	$31,389
Total Adjustments for Equity Awards	$(66,951)	$54,627
Compensation Actually Paid (as calculated)	$1,465,290	$992,160

Non-PEO NEO Average Total Compensation Amount	$ 937,534	718,492	754,918	825,247	805,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 992,160	626,447	803,689	857,590	903,099
Adjustment to Non-PEO NEO Compensation Footnote
Calculation of Compensation Actually Paid
To calculate the amount of CAP to our CEO and non-CEO NEOs for 2025 in the table above according to SEC rules, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table for 2025.
	2025
	Ludwig, Jeffrey G.	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$1,532,241	$937,534
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(562,322)	$(389,692)
Year-end fair value of unvested awards granted in the current year	$813,140	$527,122
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(134,621)	$(46,498)
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(247,869)	$(67,695)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$64,721	$31,389
Total Adjustments for Equity Awards	$(66,951)	$54,627
Compensation Actually Paid (as calculated)	$1,465,290	$992,160

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	Relationship between CAP and Midland’s Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Adjusted EPS
Total Shareholder Return Vs Peer Group	Relationship between CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A, a substantial portion our NEOs’ compensation is directly linked to the achievement of financial and operational metrics, as well as other strategic goals with rigorous targets that align with the Company’s business strategy, compensation philosophy, shareholder interests and, most importantly, our long-term goals. In addition to the Pay Versus Performance table above, the following is a tabular list of the most important financial measures we use to link CAP to our NEOs to Midland performance. The Company-Selected Measure is denoted with an asterisk.
List of Performance Measures

Financial

Adjusted EPS*
Adjusted PTPP Income
Non-performing Assets to Total Assets

Total Shareholder Return Amount	$ 154.12	165.47	177.43	162.56	145.14
Peer Group Total Shareholder Return Amount	145.06	138.72	121.01	120.97	134.24
Net Income (Loss)	$ (124,280,000)	$ 38,040,000.00	$ 61,160,000	$ 100,240,000	$ 81,320,000
PEO Name	Mr. Ludwig
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(5)
As previously disclosed, the Company restated its consolidated financial statements (i) as of and for the year ended December 31, 2023 and (ii) for the year ended December 31, 2022, to correct certain errors, as presented in the audited financial statements as of and for the year ended December 31, 2024 included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on July 1, 2025. The Net Income and Adjusted EPS metrics in this table have been revised for those years. While the Company’s financial statements for the year ended December 31, 2021 were also affected by these errors, the Company is not required to restate those financial statements, and accordingly the data for that year remains as previously reported.

(6)
Adjusted earnings per share (“Adjusted EPS”) is the Company-Selected Measure and is a non-GAAP financial measure. As calculated from Midland’s audited financial statements, Adjusted EPS equals our earnings, as adjusted for certain items, including loss on sales of investment securities, net, and gain on repurchase of subordinated debt.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted PTPP Income
Measure:: 3
Pay vs Performance Disclosure
Name	Non-performing Assets to Total Assets
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,951)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(562,322)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	813,140
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,621)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(247,869)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,721
PEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Adjustments For Equity Awards Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,627
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(389,692)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,498)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,695)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,389
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Adjustments For Equity Awards Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount